Earnout Share Liability (Details Narrative) - $ / shares	1 Months Ended	6 Months Ended
	Apr. 30, 2015	Jun. 30, 2016	Jun. 30, 2016
Earnout Share Liability [Abstract]
Number of earnout shares	500,000	3,000,000	1,000,000
Share price		$ 11.31	$ 11.31